Financial Instruments (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Oct. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 02, 2024
Financial Instruments [Abstract]
Percentage of financial institutions		100.00%	100.00%
Percentage of accounts receivables		5.00%
Percentage of risk		100.00%
Notional amount		R$ 3,710	R$ 2,956
Fair value receivable		372	266
Fair value hedge		R$ 13	115	R$ 29
Fair value of financial instruments, description		Therefore, in scenario (I) there is no impact on the fair value of financial instruments and the weighted interest rate (CDI) was 15.18% per year. For scenarios (II) and (III), for the exclusive purpose of sensitivity analysis, Management considered a deterioration of 5% and 10%, respectively, in the risk variables, up to one year of the financial instruments, with the aim of demonstrating the sensitivity of the Company’s results.
Costs related of waiver		R$ 93
Debentures amount		R$ 2,046	R$ 2,079		R$ 2,800
Total amount of debentures	R$ 2,843
Percentage of swap operations of borrowings		100.00%
Percentage of annual average rate at CDI		10.83%	13.04%	12.43%